Note 4 - Revenue Recognition - Segment Revenue Disaggregated by Product Category Groups (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Net sales		$ 1,199,581	$ 1,162,894
Canned Vegetables [Member]
Net sales		815,780	721,121
B&G Foods, Inc [Member]
Net sales	[1]	71,200	124,800
Frozen [Member]
Net sales		113,115	105,857
Fruit [Member]
Net sales		91,941	91,019
Chip Products [Member]
Net sales		9,700	10,100
Prepared Foods [Member]
Net sales		79,593	92,826
Manufactured Product, Other [Member]
Net sales		$ 18,300	$ 17,200

[1]	B&G includes both canned and frozen vegetable sales exclusively for B&G under the Green Giant label.